Cover	Apr. 01, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-38435
Entity Registrant Name	HighPoint Resources Corporation
Entity Central Index Key	0001725526
Entity Tax Identification Number	82-3620361
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Suite 1400
Entity Address, Address Line Two	410 17th Street, Suite 1400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	440-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	HPR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	555 17th Street
Entity Address, Address Line Two	Suite 3700
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202